Capital [Member] Performance Management - Capital		12 Months Ended
	Oct. 31, 2025	Dec. 31, 2025
INSTITUTIONAL
Prospectus [Line Items]
Money Market Seven Day Yield		3.75%
TEMPCASH
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The Capital Shares of TempCash commenced operations on April 14, 2025 and, as a result, do not have a full calendar year of performance history. As a result, the chart, the table and the seven-day yield shown below give you a picture of the long-term performance for Institutional Shares of the Fund, which are not offered in this prospectus. The performance of the Fund’s Capital Shares would be substantially similar to Institutional Shares because Capital Shares and Institutional Shares are invested in the same portfolio of securities and performance would only differ to the extent that Capital Shares and Institutional Shares have different expenses. The actual returns and seven-day yields of Capital Shares would have been lower than those of the Institutional Shares because Capital Shares have higher expenses than the Institutional Shares.
The information shows you how TempCash’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. To the extent that dividends and distributions have been paid by the Fund, the performance information for the Fund in the chart and table assumes reinvestment of the dividends and distributions. The table includes all applicable fees. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective October 11, 2016, the Fund implemented additional amendments to Rule 2a-7, including the adoption of a floating net asset value (“NAV”) per Fund share. Fund performance shown prior to October 11, 2016 is based on 1940 Act rules then in effect and is not an indication of future returns. Between October 1, 2015 and February 28, 2017, the Fund operated under a different investment policy such that it would invest only in securities that, under normal circumstances, would mature (without reference to interest rate adjustment dates), or were subject to an unconditional demand feature that was exercisable and payable, within 5 business days or less. Investors should note that the historical yield and performance information shown for this period are based on the investment policy of the Fund relating to maturity restrictions then in effect. Updated information on the Fund’s performance can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441‑7450.

Performance Past Does Not Indicate Future [Text]	As with all such investments, past performance is not an indication of future results.
Performance Information Illustrates Variability of Returns [Text]	The information shows you how TempCash’s performance has varied year by year and provides some indication of the risks of investing in the Fund.
Bar Chart, Returns for Class Not Offered in Prospectus [Text]	The Capital Shares of TempCash commenced operations on April 14, 2025 and, as a result, do not have a full calendar year of performance history. As a result, the chart, the table and the seven-day yield shown below give you a picture of the long-term performance for Institutional Shares of the Fund, which are not offered in this prospectus.
Bar Chart [Heading]	Institutional SharesANNUAL TOTAL RETURNSTempCashAs of 12/31
Bar Chart Closing [Text Block]
During the ten-year period shown in the bar chart, the highest return for a quarter was 1.41% (quarter ended December 31, 2023) and the lowest return for a quarter was -0.03% (quarter ended March 31, 2022).

Performance Table Heading	For the periods ended 12/31/25Average Annual Total Returns
Performance Table Narrative	Current Yield: You may obtain the Fund’s current 7‑day yield by calling (800) 441‑7450 or by visiting the Fund’s website at www.blackrock.com/cash.
Money Market Seven Day Yield Phone	(800) 441‑7450
Performance Availability Website Address [Text]	www.blackrock.com/cash
Performance Availability Phone [Text]	(800) 441‑7450
TEMPCASH | INSTITUTIONAL
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	highest return
Highest Quarterly Return	1.41%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	lowest return
Lowest Quarterly Return	(0.03%)
Lowest Quarterly Return, Date	Mar. 31, 2022